COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Estimated use of liability (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated use of liabilities
Revenue from contracts with customers	$ 192,499	$ 191,378
Up to 1 year [member]
Estimated use of liabilities
Revenue from contracts with customers	93,466
More than a year up to two years
Estimated use of liabilities
Revenue from contracts with customers	47,952
More than 24 months [member]
Estimated use of liabilities
Revenue from contracts with customers	$ 51,081